Shareholder Report, Average Annual Return (Details)	12 Months Ended	37 Months Ended	60 Months Ended	64 Months Ended	75 Months Ended	95 Months Ended	100 Months Ended	107 Months Ended	109 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000212719
Average Annual Return [Line Items]
Average Annual Return, Percent	29.66%		11.78%	11.36%
Without Sales Load [Member] | C000212720
Average Annual Return [Line Items]
Average Annual Return, Percent	20.56%		4.41%	4.70%
Without Sales Load [Member] | C000212721
Average Annual Return [Line Items]
Average Annual Return, Percent	23.35%		3.49%	3.33%
Without Sales Load [Member] | C000102368
Average Annual Return [Line Items]
Average Annual Return, Percent	36.32%		13.79%							11.27%
Without Sales Load [Member] | C000102369
Average Annual Return [Line Items]
Average Annual Return, Percent	22.99%		5.93%							4.97%
Without Sales Load [Member] | C000102370
Average Annual Return [Line Items]
Average Annual Return, Percent	22.41%		5.05%							3.43%
Without Sales Load [Member] | C000159758
Average Annual Return [Line Items]
Average Annual Return, Percent	39.96%		14.75%						12.68%
Without Sales Load [Member] | C000171075
Average Annual Return [Line Items]
Average Annual Return, Percent	31.28%		14.52%				14.17%
Without Sales Load [Member] | C000171076
Average Annual Return [Line Items]
Average Annual Return, Percent	28.88%		12.33%				12.11%
Without Sales Load [Member] | C000230177
Average Annual Return [Line Items]
Average Annual Return, Percent	35.29%	9.47%
Without Sales Load [Member] | C000230178
Average Annual Return [Line Items]
Average Annual Return, Percent	24.12%	2.85%
Without Sales Load [Member] | C000102371
Average Annual Return [Line Items]
Average Annual Return, Percent	6.73%		8.71%							5.44%
Without Sales Load [Member] | C000130666
Average Annual Return [Line Items]
Average Annual Return, Percent	23.82%		4.45%							5.01%
Without Sales Load [Member] | C000133169
Average Annual Return [Line Items]
Average Annual Return, Percent	30.44%		0.75%							3.72%
Without Sales Load [Member] | C000162239
Average Annual Return [Line Items]
Average Annual Return, Percent	17.89%		3.71%					5.60%
Without Sales Load [Member] | C000119637
Average Annual Return [Line Items]
Average Annual Return, Percent	32.40%		11.49%							10.06%
Without Sales Load [Member] | C000119639
Average Annual Return [Line Items]
Average Annual Return, Percent	35.07%		11.56%							10.58%
Without Sales Load [Member] | C000119640
Average Annual Return [Line Items]
Average Annual Return, Percent	26.73%		6.37%							4.05%
Without Sales Load [Member] | C000119642
Average Annual Return [Line Items]
Average Annual Return, Percent	21.94%		4.68%							2.97%
Without Sales Load [Member] | C000119641
Average Annual Return [Line Items]
Average Annual Return, Percent	28.20%		8.21%							5.65%
Without Sales Load [Member] | C000102372
Average Annual Return [Line Items]
Average Annual Return, Percent	7.02%		3.34%							2.30%
Without Sales Load [Member] | C000105758
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%		2.54%							2.33%
Without Sales Load [Member] | C000144481
Average Annual Return [Line Items]
Average Annual Return, Percent	8.43%		0.18%							1.06%
Without Sales Load [Member] | C000148066
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%		1.72%								2.69%
Without Sales Load [Member] | C000159757
Average Annual Return [Line Items]
Average Annual Return, Percent	20.16%		(0.63%)						3.24%
Without Sales Load [Member] | C000201101
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%		4.36%		4.67%
Without Sales Load [Member] | C000230181
Average Annual Return [Line Items]
Average Annual Return, Percent	13.47%	(2.63%)
Without Sales Load [Member] | C000109007
Average Annual Return [Line Items]
Average Annual Return, Percent	6.07%		2.55%							2.04%
Without Sales Load [Member] | C000174705
Average Annual Return [Line Items]
Average Annual Return, Percent	10.44%		(0.25%)			1.21%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			14.99%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				14.31%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-US Index
Average Annual Return, Percent	23.84%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			6.55%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				6.58%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	25.32%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			3.93%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				3.55%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index<sup>1</sup>
Average Annual Return, Percent	37.86%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			14.60%
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										12.44%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index
Average Annual Return, Percent	23.84%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			6.55%
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										5.29%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	25.32%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			3.93%
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										3.43%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			15.27%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									14.63%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup> Index
Average Annual Return, Percent	38.07%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			14.99%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent							14.23%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			12.02%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent							11.55%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup>®</sup>Index
Average Annual Return, Percent	38.07%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent		9.75%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-US Index
Average Annual Return, Percent	23.84%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent		3.28%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			11.08%
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										9.06%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	32.79%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			11.08%
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										9.06%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	33.68%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			12.02%
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										9.78%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	32.79%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			11.08%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent								10.24%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			14.99%
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										12.75%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	38.07%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			14.99%
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										12.75%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex USA Index
Average Annual Return, Percent	24.33%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			5.78%
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										4.79%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex USA Index
Average Annual Return, Percent	24.33%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			5.78%
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										4.79%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC World ex USA Index
Average Annual Return, Percent	24.33%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			5.78%
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										4.79%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										1.49%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										1.49%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										1.49%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent											1.50%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									1.45%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Universal Index
Average Annual Return, Percent	11.20%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			0.18%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					1.72%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent		2.47%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent	9.55%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.64%)
FR TSR AATR - Benchmark 1 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										0.23%
FR TSR AATR - Benchmark 1 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	10.55%
FR TSR AATR - Benchmark 1 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.23%)
FR TSR AATR - Benchmark 1 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent						1.38%
US Quality Low Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Quality Low Volatility Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust Quality Low Volatility Index℠
Average Annual Return, Percent	29.81%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			12.00%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				11.61%
Developed Markets ex-US Quality Low Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Developed Markets ex-US Quality Low Volatility Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust Developed Markets ex-US Quality Low Volatility Index℠
Average Annual Return, Percent	20.80%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			4.61%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				4.91%
Emerging Markets Quality Low Volatility Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Quality Low Volatility Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust Emerging Markets Quality Low Volatility Index℠
Average Annual Return, Percent	25.01%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			4.43%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent				4.25%
Morningstar US Market Factor Tilt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Factor Tilt Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Market Factor Tilt Index℠
Average Annual Return, Percent	36.66%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			13.91%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										11.42%
Morningstar Developed Markets ex-US Factor Tilt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Factor Tilt Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Developed Markets ex-US Factor Tilt Index℠
Average Annual Return, Percent	23.17%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			5.99%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										5.03%
Morningstar Emerging Markets Factor Tilt Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Factor Tilt Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Factor Tilt Index℠
Average Annual Return, Percent	24.10%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			6.08%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										4.23%
US Quality Large Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US Quality Large Cap Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust Quality Large Cap Index℠
Average Annual Return, Percent	40.39%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			15.09%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									13.02%
STOXX® US ESG Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> US ESG Select Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX<sup>®</sup> USA ESG Select KPIs Index℠
Average Annual Return, Percent	31.09%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			14.34%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent							13.76%
STOXX® Global ESG Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global ESG Select Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX<sup>®</sup> Global ESG Select KPIs Index℠
Average Annual Return, Percent	28.95%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			12.41%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent							12.16%
ESG & Climate US Large Cap Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG & Climate US Large Cap Core Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent		10.73%
FR TSR AATR - Benchmark 3 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust ESG & Climate US Large Cap Core Index℠
Average Annual Return, Percent	35.31%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent		9.55%
ESG & Climate Developed Markets ex-US Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG & Climate Developed Markets ex-US Core Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust ESG & Climate Developed Markets ex-US Core Index℠
Average Annual Return, Percent	24.16%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent		2.84%
Morningstar Global Upstream Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Upstream Natural Resources Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Global Upstream Natural Resources Index℠
Average Annual Return, Percent	6.81%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			9.24%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										5.94%
STOXX® Global Broad Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Global Broad Infrastructure Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX<sup>®</sup> Global Broad Infrastructure Index
Average Annual Return, Percent	23.77%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			4.34%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										4.88%
Global Quality Real Estate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Quality Real Estate Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index℠
Average Annual Return, Percent	28.46%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.15%)
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										2.86%
FR TSR AATR - Benchmark 3 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust Global Quality Real Estate Index℠
Average Annual Return, Percent	30.50%
FR TSR AATR - Benchmark 3 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			0.55%
FR TSR AATR - Benchmark 3 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										3.59%
Real Assets Allocation Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Assets Allocation Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust Real Assets Allocation Index℠
Average Annual Return, Percent	17.94%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			3.81%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent								5.72%
Quality Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quality Dividend Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust Quality Dividend Index℠
Average Annual Return, Percent	32.83%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			12.00%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										10.58%
Quality Dividend Defensive Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quality Dividend Defensive Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust Quality Dividend Defensive Index℠
Average Annual Return, Percent	35.54%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			11.94%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										11.13%
International Quality Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Quality Dividend Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust International Quality Dividend Index℠
Average Annual Return, Percent	27.53%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			6.81%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										4.46%
International Quality Dividend Defensive Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Quality Dividend Defensive Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust International Quality Dividend Defensive Index℠
Average Annual Return, Percent	23.69%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			5.32%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										3.53%
International Quality Dividend Dynamic Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Quality Dividend Dynamic Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust International Quality Dividend Dynamic Index℠
Average Annual Return, Percent	29.10%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			8.73%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										6.14%
iBoxx 3-Year Target Duration TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx 3-Year Target Duration TIPS Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx 3-Year Target Duration TIPS Index
Average Annual Return, Percent	7.18%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			3.55%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										2.47%
iBoxx 5-Year Target Duration TIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx 5-Year Target Duration TIPS Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx 5-Year Target Duration TIPS Index
Average Annual Return, Percent	8.34%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			2.78%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										2.48%
Disciplined Duration MBS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Disciplined Duration MBS Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA<sup>®</sup> Constrained Duration US Mortgage Backed Securities Index
Average Annual Return, Percent	8.95%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			0.68%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										1.56%
Credit-Scored US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit-Scored US Corporate Bond Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Corporate Index
Average Annual Return, Percent	11.02%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			1.58%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent											2.64%
FR TSR AATR - Benchmark 3 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠
Average Annual Return, Percent	11.74%
FR TSR AATR - Benchmark 3 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			2.24%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent											3.07%
Credit-Scored US Long Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Credit-Scored US Long Corporate Bond Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Long U.S. Corporate Index
Average Annual Return, Percent	19.23%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.27%)
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									3.04%
FR TSR AATR - Benchmark 3 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Hybrid Northern Trust Credit-Scored US Long Corporate Bond Index℠/Northern Trust US Long Corporate Bond Quality Value Index℠
Average Annual Return, Percent	20.38%
FR TSR AATR - Benchmark 3 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			0.09%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent									3.84%
High Yield Value-Scored Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Value-Scored Bond Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA<sup>®</sup> US High Yield Index
Average Annual Return, Percent	16.47%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			4.38%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					4.83%
FR TSR AATR - Benchmark 3 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust High Yield Value-Scored US Corporate Bond Index℠
Average Annual Return, Percent	17.01%
FR TSR AATR - Benchmark 3 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			5.94%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent					6.06%
ESG & Climate Investment Grade Corporate Core Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ESG & Climate Investment Grade Corporate Core Index
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate Total Return Value Unhedged Index
Average Annual Return, Percent	13.63%
FR TSR AATR - Benchmark 2 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.38%)
FR TSR AATR - Benchmark 3 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Northern Trust ESG & Climate Investment Grade U.S. Corporate Core Index℠
Average Annual Return, Percent	13.79%
FR TSR AATR - Benchmark 3 - Since Inception
Average Annual Return [Line Items]
Average Annual Return, Percent		(2.31%)
Ultra-Short Income
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra-Short Income
FR TSR AATR - Benchmark 2 - Year 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	5.45%
FR TSR AATR - Benchmark 2 - Year 5
Average Annual Return [Line Items]
Average Annual Return, Percent			2.38%
FR TSR AATR - Benchmark 2 - Year 10
Average Annual Return [Line Items]
Average Annual Return, Percent										1.67%
Core Select Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Select Bond